Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	$ 6,600	$ 6,900
Net amounts in consolidated balance sheet	79,443	65,777
Collateral received, fair value	102,300	84,900
Collateral received with the right to sell or repledge	102,300	84,900
Collateral sold or repledged	50,000	33,400
Collateral pledged, fair value	91,400	92,900
Resale and securities borrowing agreements
Gross amounts recognized	91,123	74,935
Gross amounts offset in consolidated balance sheet	(11,680)	(9,158)
Net amounts in consolidated balance sheet	79,443	65,777
Collateral not recognized in consolidated balance sheet	(78,837)	(65,035)
Net amount	606	742
Repurchase and securities lending agreements
Gross amounts recognized (5)	89,111	91,278
Gross amounts offset in consolidated balance sheet	(11,680)	(9,158)
Net amounts in consolidated balance sheet	77,431	82,120
Collateral pledged but not netted in consolidated balance sheet	(77,184)	(81,772)
Net amount	247	348
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	58,100	45,700
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	58,100	45,700
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	21,300	20,100
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	$ 21,300	$ 20,100